Organization and Description of Business Operations (Detail)			9 Months Ended		12 Months Ended
	Sep. 01, 2021 shares	Dec. 17, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Day $ / shares shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Remaining additional capital amount
Shares issued in Initial Public Offering | shares		5,750,000
Offering costs		$ 3,700,000
Deferred underwriting commissions		$ 2,000,000.0
Secured debt			$ 25,000,000.0
Remaining Additional Capital			$ 25,000.0
Conversions Of Stock Shares Converted | shares			13,431,410
Aggregate shares of common stock (in Shares) | shares			1,500,000
Sponsor shares (in Shares) | shares	135,000
Accumulated deficit			$ 317,400,000
Accumulated deficit			(317,352,000)		$ (325,781,000)	$ (316,269,000)
Description of forbearance					The Company is also in forbearance on its March 12, 2020 senior secured notes as it was unable to maintain at least $10.0 million in cash and cash equivalents as of the last day of each calendar month beginning December 2020 and was unable to pay the required $3.1 million interest payment due in March 2021. In accordance with the related forbearance agreement, the Company will need to maintain at least $2.5 million of cash and cash equivalents as of the last day of each calendar month until the proposed SPAC merger (see below).
Owned percentage					100.00%
Additional investment amount					$ 25,000,000.0
Working capital			$ 19,100,000
Number of issued patents | Day			5
Conversion of additional capital provided to shares (in shares) | shares			2,549,939
Net Proceeds Amount			$ 17,000,000.0
Conversion of stock conversion price per share | $ / shares				$ 10.20
Senior Note Initial Principal Balance exchanged for shares			$ 10,000,000.0
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares			405,000
Old Clarus Equity Holders [Member]
Remaining additional capital amount
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares	270,000
Common Stock [Member]
Remaining additional capital amount
Price per share (in Dollars per share) | $ / shares			$ 10.00
Over-Allotment Option [Member]
Remaining additional capital amount
Number of units issued in transaction (in Shares) | shares		750,000
Price per warrant (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds of private placement		$ 57,500,000
Private Placement [Member]
Remaining additional capital amount
Warrants shares, issued (in Shares) | shares		3,445,000
Gross proceeds of private placement			$ 3,400,000
Private Placement [Member] | Blue Water Acquisition Corp [Member]
Remaining additional capital amount
Price per warrant (in Dollars per share) | $ / shares		$ 1.00
Series A Redeemable Convertible Preferred Stock
Remaining additional capital amount
Accumulated deficit					325,800,000
Cumulative Accretion Value					94,000,000.0
Series D Redeemable Convertible Preferred Stock
Remaining additional capital amount
Cumulative non-cash interest related to previously issued convertible debt					$ 97,600,000
Blue Water IPO [Member]
Remaining additional capital amount
Net proceeds of initial public offering		$ 58,700,000
Price per share (in Dollars per share) | $ / shares		$ 10.20